Properties And Equipment	12 Months Ended
Dec. 31, 2017
Properties And Equipment [Abstract]
Properties And Equipment

12.Properties and Equipment

A summary of properties and equipment follows (in thousands):

	December 31,
	2017	2016
Land	$7,108	$7,098
Buildings and building improvements	85,570	79,814
Transportation equipment	47,243	33,895
Machinery and equipment	99,234	89,346
Computer software	47,840	45,079
Furniture and fixtures	74,191	71,781
Projects under development	11,882	5,579
Total properties and equipment	373,068	332,592
Less accumulated depreciation	(230,034)	(211,290)
Net properties and equipment	$143,034	$121,302

The net book value of computer software at December 31, 2017 and 2016, was $7.3 million and $7.9 million, respectively.  Depreciation expense for computer software was $4.4 million, $4.0 million and $3.9 million for the years ended December 31, 2017, 2016 and 2015, respectively